Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HARDING LOEVNER FUNDS INC
Entity Central Index Key	0001018170
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000011818 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Investor Class
Trading Symbol	HLMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Investor Class)	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Investor Class (HLMNX) returned 19.22% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 24.93% (net of source taxes).
Key Performance Factors
Information Technology (IT) and Communication Services were the best performing sectors during the period, spurred by the continued strength of AI-related companies. Health Care declined, dragged down by the poor performance of pharmaceutical companies. Shares of the highest-quality and most expensive companies underperformed. The Fund’s emphasis on high quality companies—which tend to be more highly priced—significantly weighed on its relative performance. The Fund also lagged the index in Industrials, Health Care, Japan, and Europe ex EMU, but benefited from strong returns in IT and Emerging Markets.
Sector Analysis
In Industrials, Hong Kong-based power tool manufacturer Techtronic Industries was pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In IT, the share prices of Samsung Electronics and Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment.
Regional Analysis
Japan’s Sysmex, a provider of hematology equipment and reagents, reported declining sales due to lower testing volumes and sales in China. Shares of Chinese battery manufacturer CATL surged on accelerating demand for batteries used in commercial energy-storage systems and signs the company has made significant strides developing mass-production solid-state batteries.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Sysmex
BBVA	Unicharm
Novo Nordisk	Alcon
Samsung Electronics	Chugai Pharmaceutical
DBS Group	Symrise
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	19.22	8.29	7.73
MSCI All Country World ex US Index	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 12,684,800,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 83,700,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$12,684.8M	Total advisory fees paid (after waiver/reimbursement)	$83.7M
Total number of holdings	67	Period portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000179658 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Institutional Class Z
Trading Symbol	HLIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Institutional Class Z)	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Institutional Class Z (HLIZX) returned 19.71% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 24.93% (net of source taxes).
Key Performance Factors
Information Technology (IT) and Communication Services were the best performing sectors during the period, spurred by the continued strength of AI-related companies. Health Care declined, dragged down by the poor performance of pharmaceutical companies. Shares of the highest-quality and most expensive companies underperformed. The Fund’s emphasis on high quality companies—which tend to be more highly priced—significantly weighed on its relative performance. The Fund also lagged the index in Industrials, Health Care, Japan, and Europe ex EMU, but benefited from strong returns in IT and Emerging Markets.
Sector Analysis
In Industrials, Hong Kong-based power tool manufacturer Techtronic Industries was pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In IT, the share prices of Samsung Electronics and Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment.
Regional Analysis
Japan’s Sysmex, a provider of hematology equipment and reagents, reported declining sales due to lower testing volumes and sales in China. Shares of Chinese battery manufacturer CATL surged on accelerating demand for batteries used in commercial energy-storage systems and signs the company has made significant strides developing mass-production solid-state batteries.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Sysmex
BBVA	Unicharm
Novo Nordisk	Alcon
Samsung Electronics	Chugai Pharmaceutical
DBS Group	Symrise
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	19.71	8.73	8.14
MSCI All Country World ex US Index	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 12,684,800,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 83,700,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$12,684.8M	Total advisory fees paid (after waiver/reimbursement)	$83.7M
Total number of holdings	67	Period portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000011817 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity
Class Name	Institutional Class
Trading Symbol	HLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Institutional Class)	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Equity Institutional Class (HLMIX) returned 19.59% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 24.93% (net of source taxes).
Key Performance Factors
Information Technology (IT) and Communication Services were the best performing sectors during the period, spurred by the continued strength of AI-related companies. Health Care declined, dragged down by the poor performance of pharmaceutical companies. Shares of the highest-quality and most expensive companies underperformed. The Fund’s emphasis on high quality companies—which tend to be more highly priced—significantly weighed on its relative performance. The Fund also lagged the index in Industrials, Health Care, Japan, and Europe ex EMU, but benefited from strong returns in IT and Emerging Markets.
Sector Analysis
In Industrials, Hong Kong-based power tool manufacturer Techtronic Industries was pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In IT, the share prices of Samsung Electronics and Delta Electronics surged due to strong memory chip and power management demand stemming from soaring AI investment.
Regional Analysis
Japan’s Sysmex, a provider of hematology equipment and reagents, reported declining sales due to lower testing volumes and sales in China. Shares of Chinese battery manufacturer CATL surged on accelerating demand for batteries used in commercial energy-storage systems and signs the company has made significant strides developing mass-production solid-state batteries.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Sysmex
BBVA	Unicharm
Novo Nordisk	Alcon
Samsung Electronics	Chugai Pharmaceutical
DBS Group	Symrise
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	19.59	8.64	8.08
MSCI All Country World ex US Index	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 12,684,800,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 83,700,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$12,684.8M	Total advisory fees paid (after waiver/reimbursement)	$83.7M
Total number of holdings	67	Period portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	4.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.9
ASML Holding NV	3.1
HDFC Bank Ltd. - ADR	3.0
DBS Group Holdings Ltd.	3.0
Shell plc	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.7
AIA Group Ltd.	2.6
Delta Electronics Inc.	2.6
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000011819 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Advisor Class
Trading Symbol	HLMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Advisor Class)	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Advisor Class (HLMGX) increased 13.33% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 22.64% (net of source taxes).
Key Performance Factors
Stocks rose across the major world regions despite shifting US tariff policy. The Information Technology (IT) and Communication Services sectors surged amid enthusiasm for artificial intelligence (AI). Health Care, a sector facing heightened political and regulatory uncertainty in the US, underperformed. The Fund’s relative returns were hurt by poor stocks in IT and Financials. Strong performance and an overweight in Communication Services helped.
Sector Analysis
IT-services companies Globant and Accenture faced concerns over weak demand and fears that AI tools might reduce the need for IT consultants. In Financials, shares of Tradeweb, a fixed-income digital trading platform, fell on worries about rising competition. In Communication Services, streaming-entertainment company Netflix enjoyed strong growth in its new ad-supported subscription plan.
Regional Analysis
Returns in the US were hurt by Health Care holdings including Vertex Pharmaceuticals, which reported that its non-opioid pain treatment candidate failed to perform better than a placebo in a phase 2 clinical trial. Chinese social-media and online-gaming company Tencent said revenue rose and margins improved, as AI-powered tools boosted advertising click-through rates.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Amphenol	Globant
Alphabet	Vertex Pharmaceuticals
Sony	Tradeweb
Tencent	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	13.33	7.46	9.66
MSCI All Country World Index	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 581,100,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$581.1M	Total advisory fees paid (after waiver/reimbursement)	$3.9M
Total number of holdings	63	Period portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000079785 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Institutional Class
Trading Symbol	HLMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Institutional Class)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Institutional Class (HLMVX) increased 13.56% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 22.64% (net of source taxes).
Key Performance Factors
Stocks rose across the major world regions despite shifting US tariff policy. The Information Technology (IT) and Communication Services sectors surged amid enthusiasm for artificial intelligence (AI). Health Care, a sector facing heightened political and regulatory uncertainty in the US, underperformed. The Fund’s relative returns were hurt by poor stocks in IT and Financials. Strong performance and an overweight in Communication Services helped.
Sector Analysis
IT-services companies Globant and Accenture faced concerns over weak demand and fears that AI tools might reduce the need for IT consultants. In Financials, shares of Tradeweb, a fixed-income digital trading platform, fell on worries about rising competition. In Communication Services, streaming-entertainment company Netflix enjoyed strong growth in its new ad-supported subscription plan.
Regional Analysis
Returns in the US were hurt by Health Care holdings including Vertex Pharmaceuticals, which reported that its non-opioid pain treatment candidate failed to perform better than a placebo in a phase 2 clinical trial. Chinese social-media and online-gaming company Tencent said revenue rose and margins improved, as AI-powered tools boosted advertising click-through rates.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Amphenol	Globant
Alphabet	Vertex Pharmaceuticals
Sony	Tradeweb
Tencent	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	13.56	7.70	9.90
MSCI All Country World Index	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 581,100,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$581.1M	Total advisory fees paid (after waiver/reimbursement)	$3.9M
Total number of holdings	63	Period portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000179659 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity
Class Name	Institutional Class Z
Trading Symbol	HLGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Institutional Class Z)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Global Equity Institutional Class Z (HLGZX) increased 13.69% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 22.64% (net of source taxes).
Key Performance Factors
Stocks rose across the major world regions despite shifting US tariff policy. The Information Technology (IT) and Communication Services sectors surged amid enthusiasm for artificial intelligence (AI). Health Care, a sector facing heightened political and regulatory uncertainty in the US, underperformed. The Fund’s relative returns were hurt by poor stocks in IT and Financials. Strong performance and an overweight in Communication Services helped.
Sector Analysis
IT-services companies Globant and Accenture faced concerns over weak demand and fears that AI tools might reduce the need for IT consultants. In Financials, shares of Tradeweb, a fixed-income digital trading platform, fell on worries about rising competition. In Communication Services, streaming-entertainment company Netflix enjoyed strong growth in its new ad-supported subscription plan.
Regional Analysis
Returns in the US were hurt by Health Care holdings including Vertex Pharmaceuticals, which reported that its non-opioid pain treatment candidate failed to perform better than a placebo in a phase 2 clinical trial. Chinese social-media and online-gaming company Tencent said revenue rose and margins improved, as AI-powered tools boosted advertising click-through rates.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Amphenol	Globant
Alphabet	Vertex Pharmaceuticals
Sony	Tradeweb
Tencent	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	13.69	7.79	9.97
MSCI All Country World Index	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 581,100,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 3,900,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$581.1M	Total advisory fees paid (after waiver/reimbursement)	$3.9M
Total number of holdings	63	Period portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Alphabet Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com Inc.	4.2
Tencent Holdings Ltd.	3.5
Schneider Electric SE	3.4
Netflix Inc.	3.2
Meta Platforms Inc., Class A	2.9
ASML Holding NV	2.7
Booking Holdings Inc.	2.6
NVIDIA Corp.	2.5

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000011821 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets
Class Name	Advisor Class
Trading Symbol	HLEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets (Advisor Class)	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Emerging Markets Advisor Class (HLEMX) rose 22.67% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 27.92% in the same period (net of source taxes).
Key Performance Factors
Emerging markets declined by early April—when the Trump administration announced high tariffs on US trading partners—but then rose after policymakers walked back many of them, allowing global growth expectation to recover. Information Technology (IT) and Communication Services led returns, boosted by enthusiasm for artificial intelligence (AI)-related businesses. The Fund had weak relative returns in IT and Financials and good performance in Real Estate and Energy.
Sector Analysis
IT services businesses Globant and Tata Consultancy Services underperformed due to concerns about weak demand and whether AI tools might supplant the need for their expertise. The Fund’s underweight in semiconductor manufacturer TSMC also hurt. UAE-based real estate developer Emaar Properties generated strong earnings bolstered by sustained demand for Dubai's real estate.
Regional Analysis
Taiwan’s Delta Electronics enjoyed strong demand for its data center power equipment. In India, automaker Maruti Suzuki benefited from a tax cut on small cars, and the Fund’s underweight was also helpful. Brazilian industrial equipment manufacturer WEG faced slowing domestic revenue growth and US tariff concerns. The Fund’s underweight in South Korea further detracted.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Globant
Meituan	SK hynix
Sanhua Intelligent Controls	Tata Consultancy Services
CATL	TSMC
Safaricom	Kaspi.kz
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.67	3.27	4.92
MSCI Emerging Markets Index	27.92	7.46	7.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 19, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 450,100,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$450.1M	Total advisory fees paid (after waiver/reimbursement)	$3.8M
Total number of holdings	68	Period portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Trip.com Group Ltd.	3.1
ASPEED Technology Inc.	3.0
Maruti Suzuki India Ltd.	2.8
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Trip.com Group Ltd.	3.1
ASPEED Technology Inc.	3.0
Maruti Suzuki India Ltd.	2.8

Material Fund Change [Text Block]
Material Fund Changes
On or about December 19, 2025, the Fund and the Institutional Emerging Markets Fund will enter into a transaction (the "Reorganization") as described in the Supplement dated October 8, 2025 to the Summary Prospectus and the Prospectus for Individual Investors, each dated February 28, 2025 (the “Supplement”).
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000011822 [Member]
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets
Class Name	Institutional Class
Trading Symbol	HLMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets (Institutional Class)	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class (HLMEX) rose 22.14% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 27.92% in the same period (net of source taxes).
Key Performance Factors
Emerging markets declined by early April—when the Trump administration announced high tariffs on US trading partners—but then rose after policymakers walked back many of them, allowing global growth expectation to recover. Information Technology (IT) and Communication Services led returns, boosted by enthusiasm for artificial intelligence (AI)-related businesses. The Fund had weak relative returns in IT and Financials and good performance in Real Estate and Energy.
Sector Analysis
IT services businesses Globant and Tata Consultancy Services underperformed due to concerns about weak demand and whether AI tools might supplant the need for their expertise. The Fund’s underweight in semiconductor manufacturer TSMC also hurt. UAE-based real estate developer Emaar Properties generated strong earnings bolstered by sustained demand for Dubai's real estate.
Regional Analysis
Taiwan’s Delta Electronics enjoyed strong demand for its data center power equipment. In India, automaker Maruti Suzuki benefited from a tax cut on small cars, and the Fund’s underweight was also helpful. Brazilian industrial equipment manufacturer WEG faced slowing domestic revenue growth and US tariff concerns. The Fund’s underweight in South Korea further detracted.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Globant
Meituan	SK hynix
Sanhua Intelligent Controls	Tata Consultancy Services
CATL	TSMC
Safaricom	Kaspi.kz
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $500,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.14	3.22	4.96
MSCI Emerging Markets Index	27.92	7.46	7.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 253,600,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,000,000.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$253.6M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	69	Period portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
ASPEED Technology Inc.	3.1
Trip.com Group Ltd.	3.0
Maruti Suzuki India Ltd.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
ASPEED Technology Inc.	3.1
Trip.com Group Ltd.	3.0
Maruti Suzuki India Ltd.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.5

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000138298 [Member]
Shareholder Report [Line Items]
Fund Name	Institutional Emerging Markets
Class Name	Institutional Class Z
Trading Symbol	HLEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets (Institutional Class Z)	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class Z (HLEZX) rose 22.28% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 27.92% in the same period (net of source taxes).
Key Performance Factors
Emerging markets declined by early April—when the Trump administration announced high tariffs on US trading partners—but then rose after policymakers walked back many of them, allowing global growth expectation to recover. Information Technology (IT) and Communication Services led returns, boosted by enthusiasm for artificial intelligence (AI)-related businesses. The Fund had weak relative returns in IT and Financials and good performance in Real Estate and Energy.
Sector Analysis
IT services businesses Globant and Tata Consultancy Services underperformed due to concerns about weak demand and whether AI tools might supplant the need for their expertise. The Fund’s underweight in semiconductor manufacturer TSMC also hurt. UAE-based real estate developer Emaar Properties generated strong earnings bolstered by sustained demand for Dubai's real estate.
Regional Analysis
Taiwan’s Delta Electronics enjoyed strong demand for its data center power equipment. In India, automaker Maruti Suzuki benefited from a tax cut on small cars, and the Fund’s underweight was also helpful. Brazilian industrial equipment manufacturer WEG faced slowing domestic revenue growth and US tariff concerns. The Fund’s underweight in South Korea further detracted.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Globant
Meituan	SK hynix
Sanhua Intelligent Controls	Tata Consultancy Services
CATL	TSMC
Safaricom	Kaspi.kz
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $5,000,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.28	3.33	5.12
MSCI Emerging Markets Index	27.92	7.46	7.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 253,600,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,000,000.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$253.6M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	69	Period portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
ASPEED Technology Inc.	3.1
Trip.com Group Ltd.	3.0
Maruti Suzuki India Ltd.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.5
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.9
Tencent Holdings Ltd.	5.5
Samsung Electronics Co., Ltd. - GDR, Reg S	5.0
Delta Electronics Inc.	4.1
HDFC Bank Ltd.	3.9
Alibaba Group Holding Ltd.	3.8
ASPEED Technology Inc.	3.1
Trip.com Group Ltd.	3.0
Maruti Suzuki India Ltd.	2.8
Contemporary Amperex Technology Co., Ltd., Class A	2.5

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000045117 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Investor Class
Trading Symbol	HLMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Investor Class)	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Investor Class (HLMSX) rose 7.46% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 22.58% in the same period (net of source taxes).[1]
Key Performance Factors
International small caps gained, outperforming US small caps. Financials and Materials were the best-performing sectors, while Consumer Staples and Consumer Discretionary lagged. Canada’s market surged due to its heavy exposure to Materials and Energy businesses. The Fund significantly underperformed due to weak relative returns across most regions and sectors, especially Information Technology (IT). The weak returns were partially offset by strong Consumer Staples stocks and a lack of Real Estate holdings.
Sector Analysis
IT-services provider Globant was hurt by weak demand and fears that artificial intelligence (AI) could reduce the need for IT consultants. We sold CyberArk, a top contributor, after the cybersecurity software developer received an acquisition offer. In Communication Services, Airtel Africa reported robust growth in mobile data services and mobile-money revenues.
Regional Analysis
In Germany, TeamViewer experienced weak demand for its remote-connectivity software. LEM Holdings, a Swiss maker of transducers used to measure electrical parameters, reported weak results due to pricing pressure and rising competition. Belimo, a Swiss maker of HVAC devices, benefited from growing construction of AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Globant
CyberArk	LEM Holdings
Belimo	YouGov
Bankinter	TeamViewer
Yantai China Pet Foods	Wilcon Depot
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
[1] The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.46	3.35	5.69
MSCI ACWI ex US Index	24.93	11.18	7.67
MSCI ACWI ex US Small Cap Index	22.58	10.61	7.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 267,000,000.0
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,000,000.0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$267.0M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	82	Period portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000240396 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Institutional Class Z
Trading Symbol	HLRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Institutional Class Z)	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class Z (HLRZX) rose 7.79% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 22.58% in the same period (net of source taxes).[1]
Key Performance Factors
International small caps gained, outperforming US small caps. Financials and Materials were the best-performing sectors, while Consumer Staples and Consumer Discretionary lagged. Canada’s market surged due to its heavy exposure to Materials and Energy businesses. The Fund significantly underperformed due to weak relative returns across most regions and sectors, especially Information Technology (IT). The weak returns were partially offset by strong Consumer Staples stocks and a lack of Real Estate holdings.
Sector Analysis
IT-services provider Globant was hurt by weak demand and fears that artificial intelligence (AI) could reduce the need for IT consultants. We sold CyberArk, a top contributor, after the cybersecurity software developer received an acquisition offer. In Communication Services, Airtel Africa reported robust growth in mobile data services and mobile-money revenues.
Regional Analysis
In Germany, TeamViewer experienced weak demand for its remote-connectivity software. LEM Holdings, a Swiss maker of transducers used to measure electrical parameters, reported weak results due to pricing pressure and rising competition. Belimo, a Swiss maker of HVAC devices, benefited from growing construction of AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Globant
CyberArk	LEM Holdings
Belimo	YouGov
Bankinter	TeamViewer
Yantai China Pet Foods	Wilcon Depot
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
[1] The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $5,000,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.79	3.64	5.96
MSCI ACWI ex US Index	24.93	11.18	7.67
MSCI ACWI ex US Small Cap Index	22.58	10.61	7.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 267,000,000.0
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,000,000.0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$267.0M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	82	Period portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000045116 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Companies
Class Name	Institutional Class
Trading Symbol	HLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Institutional Class)	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class (HLMRX) rose 7.66% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 22.58% in the same period (net of source taxes).[1]
Key Performance Factors
International small caps gained, outperforming US small caps. Financials and Materials were the best-performing sectors, while Consumer Staples and Consumer Discretionary lagged. Canada’s market surged due to its heavy exposure to Materials and Energy businesses. The Fund significantly underperformed due to weak relative returns across most regions and sectors, especially Information Technology (IT). The weak returns were partially offset by strong Consumer Staples stocks and a lack of Real Estate holdings.
Sector Analysis
IT-services provider Globant was hurt by weak demand and fears that artificial intelligence (AI) could reduce the need for IT consultants. We sold CyberArk, a top contributor, after the cybersecurity software developer received an acquisition offer. In Communication Services, Airtel Africa reported robust growth in mobile data services and mobile-money revenues.
Regional Analysis
In Germany, TeamViewer experienced weak demand for its remote-connectivity software. LEM Holdings, a Swiss maker of transducers used to measure electrical parameters, reported weak results due to pricing pressure and rising competition. Belimo, a Swiss maker of HVAC devices, benefited from growing construction of AI data centers.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Globant
CyberArk	LEM Holdings
Belimo	YouGov
Bankinter	TeamViewer
Yantai China Pet Foods	Wilcon Depot
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
[1] The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.66	3.56	5.92
MSCI ACWI ex US Index	24.93	11.18	7.67
MSCI ACWI ex US Small Cap Index	22.58	10.61	7.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 267,000,000.0
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,000,000.0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$267.0M	Total advisory fees paid (after waiver/reimbursement)	$3.0M
Total number of holdings	82	Period portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Senior plc	3.2
Rubis SCA	2.8
Clarkson plc	2.4
Hoa Phat Group JSC	2.3
Diploma plc	2.3
Cranswick plc	2.1
KWS Saat SE & Co. KGaA	2.0
Rohto Pharmaceutical Co., Ltd.	2.0
Spirax Group plc	2.0
Max Financial Services Ltd.	1.9

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.10% of average daily net assets through February 28, 2027.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2025. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.10% of average daily net assets through February 28, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000064415 [Member]
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Institutional Class
Trading Symbol	HLFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Institutional Class)	$153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class (HLFMX) rose 12.74% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 30.32% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets (FEMs) soared as easing inflationary pressures, expansionary monetary policies, and the limited exposure of most FEMs to US trade disputes sparked gains. Vietnam surged due to the FTSE upgrading the market from frontier to emerging-market status. The Fund significantly underperformed the index due to weak relative returns in Information Technology, Consumer Staples, Financials, and Consumer Discretionary. Strong stocks in Industrials and Communication Services contributed.
Sector Analysis
Latin American IT services company Globant was hurt by weak demand conditions as well as concerns that AI tools might supplant corporate demand for IT consulting. In Communication Services, Airtel Africa experienced robust growth in its data and mobile-money segments. The company fully implemented price increases in Nigeria after receiving regulatory approval, and cost-control initiatives there boosted operating margins.
Regional Analysis
Asian investments detracted the most, particularly Vietnamese holdings, which accounted for nearly half of the Fund’s underperformance. In the Philippines, leading home-improvement retailer Wilcon Depot suffered due to weak demand and intense discounting by peers. In Africa, shares of Moroccan port operator Marsa Maroc rose as the company expanded existing terminals and developed new projects.
Performance
🡱 Top Contributors	🡳 Top Detractors
Marsa Maroc	Globant
Airtel Africa	Vingroup
Ayala Land	Wilcon Depot
Halyk Bank	Agthia Group
Emaar Properties	Joint Stock Commercial
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	12.74	7.42	3.41
MSCI Frontier Emerging Markets Index	30.32	9.43	4.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 132,600,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$132.6M	Total advisory fees paid (after waiver/reimbursement)	$1.4M
Total number of holdings	55	Period portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000179660 [Member]
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Institutional Class Z
Trading Symbol	HLFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Institutional Class Z)	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class Z (HLFZX) rose 13.06% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 30.32% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets (FEMs) soared as easing inflationary pressures, expansionary monetary policies, and the limited exposure of most FEMs to US trade disputes sparked gains. Vietnam surged due to the FTSE upgrading the market from frontier to emerging-market status. The Fund significantly underperformed the index due to weak relative returns in Information Technology, Consumer Staples, Financials, and Consumer Discretionary. Strong stocks in Industrials and Communication Services contributed.
Sector Analysis
Latin American IT services company Globant was hurt by weak demand conditions as well as concerns that AI tools might supplant corporate demand for IT consulting. In Communication Services, Airtel Africa experienced robust growth in its data and mobile-money segments. The company fully implemented price increases in Nigeria after receiving regulatory approval, and cost-control initiatives there boosted operating margins.
Regional Analysis
Asian investments detracted the most, particularly Vietnamese holdings, which accounted for nearly half of the Fund’s underperformance. In the Philippines, leading home-improvement retailer Wilcon Depot suffered due to weak demand and intense discounting by peers. In Africa, shares of Moroccan port operator Marsa Maroc rose as the company expanded existing terminals and developed new projects.
Performance
🡱 Top Contributors	🡳 Top Detractors
Marsa Maroc	Globant
Airtel Africa	Vingroup
Ayala Land	Wilcon Depot
Halyk Bank	Agthia Group
Emaar Properties	Joint Stock Commercial
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $2,500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $2,500,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	13.06	7.73	3.66
MSCI Frontier Emerging Markets Index	30.32	9.43	4.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 132,600,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$132.6M	Total advisory fees paid (after waiver/reimbursement)	$1.4M
Total number of holdings	55	Period portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000064416 [Member]
Shareholder Report [Line Items]
Fund Name	Frontier Emerging Markets
Class Name	Investor Class
Trading Symbol	HLMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Investor Class)	$186	1.75%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Investor Class (HLMOX) rose 12.48% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 30.32% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets (FEMs) soared as easing inflationary pressures, expansionary monetary policies, and the limited exposure of most FEMs to US trade disputes sparked gains. Vietnam surged due to the FTSE upgrading the market from frontier to emerging-market status. The Fund significantly underperformed the index due to weak relative returns in Information Technology, Consumer Staples, Financials, and Consumer Discretionary. Strong stocks in Industrials and Communication Services contributed.
Sector Analysis
Latin American IT services company Globant was hurt by weak demand conditions as well as concerns that AI tools might supplant corporate demand for IT consulting. In Communication Services, Airtel Africa experienced robust growth in its data and mobile-money segments. The company fully implemented price increases in Nigeria after receiving regulatory approval, and cost-control initiatives there boosted operating margins.
Regional Analysis
Asian investments detracted the most, particularly Vietnamese holdings, which accounted for nearly half of the Fund’s underperformance. In the Philippines, leading home-improvement retailer Wilcon Depot suffered due to weak demand and intense discounting by peers. In Africa, shares of Moroccan port operator Marsa Maroc rose as the company expanded existing terminals and developed new projects.
Performance
🡱 Top Contributors	🡳 Top Detractors
Marsa Maroc	Globant
Airtel Africa	Vingroup
Ayala Land	Wilcon Depot
Halyk Bank	Agthia Group
Emaar Properties	Joint Stock Commercial
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	12.48	7.04	3.05
MSCI Frontier Emerging Markets Index	30.32	9.43	4.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 132,600,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$132.6M	Total advisory fees paid (after waiver/reimbursement)	$1.4M
Total number of holdings	55	Period portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
Societe d'Exploitation des Ports	4.6
Credicorp Ltd.	4.5
International Container Terminal Services Inc.	4.4
Banca Transilvania SA	4.3
Grupo Cibest SA - ADR, 2.42%	3.9
Mobile World Investment Corp.	3.7
Hoa Phat Group JSC	3.6
Bank for Foreign Trade of Vietnam JSC	3.4
Kaspi.KZ JSC - ADR	3.1
Attijariwafa Bank	3.1

Material Fund Change [Text Block]
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Material Fund Change Expenses [Text Block]	Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.10% of average daily net assets effective July 1, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000223577 [Member]
Shareholder Report [Line Items]
Fund Name	Chinese Equity
Class Name	Institutional Class
Trading Symbol	HLMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Chinese Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chinese Equity (Institutional Class)	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Chinese Equity Institutional Class (HLMCX) returned 26.01% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI China All Shares Index, increased 29.04% (net of source taxes).
Key Performance Factors
Shares of Chinese tech companies rose sharply as the country pushed for chip self-reliance to support its artificial intelligence (AI) ambitions and internet companies applied AI tools to their operations. Real Estate was the only sector to decline, despite the People’s Bank of China’s continuing efforts to stimulate the sector, including reducing the cash-reserve requirements for banks and enhancing credit availability to eligible developers. The Fund lagged the index—despite shares of the highest-quality companies outperforming—due to poor stock selection across most sectors. However, strong stocks in Information Technology did positively contribute.
Sector Analysis
In Industrials, shares of Hong Kong-based power tool manufacturer Techtronic Industries were pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In IT, Taiwan-based IT company Delta Electronics benefited from AI enthusiasm, reporting strong earnings growth due to surging demand for its data center power equipment.
Regional Analysis
Off-benchmark Hong Kong stocks underperformed. Within Mainland China, food delivery platform Meituan detracted as intense competition in the industry led to a sharp decline in earnings. Alibaba benefitted from AI enthusiasm as its AI-integrated marketing tools have begun to increase sales on its e-commerce platforms.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Proya
Sanhua Intelligent Controls	ZTO Express
NetEase	Techtronic Industries
BYD	SF Holding
WuXi AppTec	TravelSky
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	26.01	-7.01
MSCI China All Shares Index	29.04	-1.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 19, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 3,500,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$3.5M	Total advisory fees paid (after waiver/reimbursement)	$0.0M
Total number of holdings	1	Period portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	100.7
by Sector
by Region

Largest Holdings [Text Block]	Top Ten Holdings %
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	100.7

Material Fund Change [Text Block]	Material Fund Changes The Fund liquidated on November 19, 2025. For further information, please consult the Supplement filed on September 15, 2025.
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000236826 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets ex China
Class Name	Institutional Class
Trading Symbol	HLXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets ex China Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets ex China (Institutional Class)	$112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Emerging Markets ex China Institutional Class (HLXCX) rose 15.54% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI Emerging Markets ex China Index, rose 25.85% in the same period (net of source taxes).
Key Performance Factors
Emerging markets fell sharply in April—when the Trump administration announced high tariffs on US trading partners—but then rose steadily after policymakers walked back many  of them, allowing global growth expectation to recover. The Information Technology (IT) sector led returns, boosted by enthusiasm for artificial intelligence (AI)-related businesses. The Fund had weak relative returns in IT while good stock selection in Real Estate was helpful.
Sector Analysis
IT services businesses Globant and Tata Consultancy underperformed due to concerns about weak demand and speculation that AI tools might supplant the need for IT consulting. The Fund’s underweight in Taiwanese semiconductor manufacturer TSMC also hurt.
UAE-based real estate developer Emaar Properties generated strong earnings bolstered by sustained demand for Dubai's real estate.
Regional Analysis
Taiwan’s Delta Electronics enjoyed strong demand for its data center power equipment. In India, automaker Maruti Suzuki benefited from a tax cut on small cars, and the Fund’s underweight in India was also helpful.
Shares of Kazakhstan-based banking and financial services company Kaspi.kz fell as it reported slowing net profit growth. The Fund’s underweight in South Korea further detracted.
Performance
🡱 Top Contributors	🡳 Top Detractors
Delta Electronics	Globant
Emaar Properties	SK hynix
Maruti Suzuki	Tata Consultancy Services
Grupo Cibest	Kaspi.kz
Safaricom	TSMC
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	15.54	10.11
MSCI Emerging Markets ex China Index	25.85	16.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 19, 2025
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 3,900,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$3.9M	Total advisory fees paid (after waiver/reimbursement)	$0.0M
Total number of holdings	1	Period portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	94.2
by Sector
by Region

Largest Holdings [Text Block]	Top Ten Holdings %
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	94.2

Material Fund Change [Text Block]	Material Fund Changes The Fund liquidated on November 19, 2025. For further information, please consult the Supplement filed on September 15, 2025.
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.

C000238190 [Member]
Shareholder Report [Line Items]
Fund Name	International Developed Markets Equity
Class Name	Institutional Class
Trading Symbol	HLIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Developed Markets Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
Additional Information Phone Number	(877) 435-8105
Additional Information Email	hardingloevnerfunds@ntrs.com
Additional Information Website	HardingLoevnerFunds.com
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Developed Markets Equity (Institutional Class)	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The International Developed Markets Equity Institutional Class (HLIDX) returned 14.61% (net of fees and expenses) in the 12-month period ended October 31, 2025. The Fund's benchmark, the MSCI World ex US Index, increased 23.59% (net of source taxes).
Key Performance Factors
International developed markets rose sharply during the period. Financials led sector performance as higher yields—caused by fading disinflation and tighter fiscal conditions in developed markets—supported better lending margins and growing demand for financing. Health Care declined, dragged down by the poor performance of pharmaceutical companies. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials, Health Care, Japan, and Europe ex EMU, but benefited from strong returns in Consumer Discretionary and Emerging Markets.
Sector Analysis
In Industrials, shares of Hong Kong-based power tool manufacturer Techtronic Industries were pressured by tariff concerns and slowing growth in the US, its core market for its Milwaukee-branded tools. In Consumer Discretionary, Japanese electronics and media company Sony reported strong revenue growth in its gaming and image sensors businesses.
Regional Analysis
Japan’s Sysmex, a provider of hematology equipment and reagents, declined after it missed consensus sales estimates due to lower testing volumes and sales in China. In South Korea, the share price of Samsung Electronics soared due to strong AI demand.
Performance
🡱 Top Contributors	🡳 Top Detractors
BBVA	Sysmex
Novo Nordisk	Unicharm
DBS Group	Symrise
Sony	Alcon
TSMC	Chugai Pharmaceutical
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)

Average Annual Return [Table Text Block]	Average Annual Total Return (%)
	1 Year	Since Inception
Fund	14.61	16.13
MSCI World ex US Index	23.59	21.49
MSCI EAFE Index	23.03	21.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit HardingLoevnerFunds.com for the most recent performance information.
Net Assets	$ 98,200,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics During Reporting Period
Fund net assets	$98.2M	Total advisory fees paid (after waiver/reimbursement)	$0.5M
Total number of holdings	53	Period portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
ASML Holding NV	4.0
DBS Group Holdings Ltd.	4.0
Shell plc	3.9
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.7
AIA Group Ltd.	3.6
Sony Group Corp.	3.4
Allianz SE, Reg S	3.2
Banco Bilbao Vizcaya Argentaria SA	2.7
Chugai Pharmaceutical Co., Ltd.	2.7
Haleon plc	2.6
by Sector
by Region

Largest Holdings [Text Block]
Top Ten Holdings
%
ASML Holding NV	4.0
DBS Group Holdings Ltd.	4.0
Shell plc	3.9
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.7
AIA Group Ltd.	3.6
Sony Group Corp.	3.4
Allianz SE, Reg S	3.2
Banco Bilbao Vizcaya Argentaria SA	2.7
Chugai Pharmaceutical Co., Ltd.	2.7
Haleon plc	2.6

Material Fund Change [Text Block]
Material Fund Changes
There were no material changes to the Fund during the 12-month period ended October 31, 2025.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Summary of Change Legend [Text Block]
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at HardingLoevnerFunds.com or upon special request at (877) 435-8105.

Updated Prospectus Phone Number	(877) 435-8105
Updated Prospectus Web Address	HardingLoevnerFunds.com
Accountant Change Statement [Text Block]	Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund.
Accountant Change Date	Jan. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.